Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments March 31, 2022
(Unaudited)
SPXX
Shares Description (1) Value
LONG-TERM INVESTMENTS - 101.7%
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.7%
5,621 Boeing Co (2) $ 1,076,422
1,033 BWX Technologies Inc 55,637
716 Curtiss-Wright Corp 107,515
793 HEICO Corp 121,757
3,921 Lockheed Martin Corp 1,730,729
20,963 Raytheon Technologies Corp 2,076,805
729 Woodward Inc 91,059
Total Aerospace & Defense 5,259,924
Air Freight & Logistics - 0.6%
8,775 United Parcel Service Inc, Class B 1,881,886
Airlines - 0.1%
7,767 American Airlines Group Inc (2) 141,748
5,123 JetBlue Airways Corp (2) 76,589
2,159 Spirit Airlines Inc (2) 47,217
Total Airlines 265,554
Auto Components - 0.1%
3,036 Gentex Corp 88,560
8,235 Goodyear Tire & Rubber Co (2) 117,678
519 Lear Corp 74,004
Total Auto Components 280,242
Automobiles - 2.6%
37,389 Ford Motor Co 632,248
1,133 Rivian Automotive Inc, Class A (2) 56,922
6,938 Tesla Inc (2) 7,476,389
Total Automobiles 8,165,559
Banks - 4.9%
13,874 Associated Banc-Corp 315,772
69,901 Bank of America Corp 2,881,319
906 Bank of Hawaii Corp 76,031
1,569 Bank OZK 66,996
1,508 BankUnited Inc 66,292
1,063 BOK Financial Corp 99,869
2,722 Cadence Bank 79,646
2,384 Cathay General Bancorp 106,684
24,364 Citigroup Inc 1,301,038
5,340 Comerica Inc 482,896
1,830 Commerce Bancshares Inc/MO 131,010
1,323 Community Bank System Inc 92,808
872 Cullen/Frost Bankers Inc 120,694
2,667 CVB Financial Corp 61,901
1,261 East West Bancorp Inc 99,644
1,257 Enterprise Financial Services Corp 59,469
74 First Citizens BancShares Inc/NC, Class A 49,254
2,715 First Financial Bancorp 62,581
7,166 First Hawaiian Inc 199,860
9,948 First Horizon Corp 233,679
21,881 FNB Corp/PA 272,418
3,550 Fulton Financial Corp 59,001
1,542 Glacier Bancorp Inc 77,532

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Banks (continued)
9,405 Hope Bancorp Inc $ 151,232
730 Independent Bank Corp 59,634
4,753 Investors Bancorp Inc 70,962
32,606 JPMorgan Chase & Co 4,444,850
18,999 Old National Bancorp/IN 311,204
2,579 PacWest Bancorp 111,232
1,012 Pinnacle Financial Partners Inc 93,185
2,043 Popular Inc 166,995
1,205 Renasant Corp 40,307
658 SouthState Corp 53,686
650 Texas Capital Bancshares Inc (2) 37,251
2,690 Towne Bank/Portsmouth VA 80,539
2,094 United Community Banks Inc/GA 72,871
10,088 Valley National Bancorp 131,346
1,329 Webster Financial Corp 74,583
36,733 Wells Fargo & Co 1,780,081
660 Western Alliance Bancorp 54,661
8,676 Zions Bancorp NA 568,799
Total Banks 15,299,812
Beverages - 2.1%
51,740 Coca-Cola Co 3,207,880
19,878 PepsiCo Inc 3,327,180
Total Beverages 6,535,060
Biotechnology - 2.0%
16,944 AbbVie Inc 2,746,792
7,117 Amgen Inc 1,721,033
1,457 Biogen Inc (2) 306,844
661 BioMarin Pharmaceutical Inc (2) 50,963
551 Horizon Therapeutics Plc (2) 57,971
3,054 Moderna Inc (2) 526,082
2,650 Vertex Pharmaceuticals Inc (2) 691,570
Total Biotechnology 6,101,255
Building Products - 0.2%
563 Carlisle Cos Inc 138,453
424 Lennox International Inc 109,332
1,102 Owens Corning 100,833
548 Simpson Manufacturing Co Inc 59,754
397 Trex Co Inc (2) 25,936
855 UFP Industries Inc 65,972
Total Building Products 500,280
Capital Markets - 2.5%
771 Ares Management Corp, Class A 62,628
975 Blackstone Inc 123,766
1,778 Carlyle Group Inc 86,962
16,181 Charles Schwab Corp 1,364,220
4,910 CME Group Inc 1,167,893
1,462 Federated Hermes Inc 49,796
4,325 Goldman Sachs Group Inc 1,427,682
492 Hamilton Lane Inc, Class A 38,027
496 Houlihan Lokey Inc 43,549
9,328 Intercontinental Exchange Inc 1,232,415
1,228 Janus Henderson Group PLC 43,005
1,763 Jefferies Financial Group Inc 57,915
1,435 KKR & Co Inc 83,904
1,234 Lazard Ltd, Class A 42,573
546 LPL Financial Holdings Inc 99,743

Shares Description (1) Value
Capital Markets (continued)
17,299 Morgan Stanley $ 1,511,933
2,060 SEI Investments Co 124,033
1,398 Stifel Financial Corp 94,924
954 Tradeweb Markets Inc, Class A 83,828
Total Capital Markets 7,738,796
Chemicals - 1.8%
722 Ashland Global Holdings Inc 71,052
1,074 Avient Corp 51,552
2,854 Axalta Coating Systems Ltd (2) 70,151
337 Balchem Corp 46,068
1,117 Cabot Corp 76,414
10,837 Dow Inc 690,534
5,047 Eastman Chemical Co 565,567
3,516 Ecolab Inc 620,785
2,357 Element Solutions Inc 51,618
976 HB Fuller Co 64,484
5,409 Linde PLC 1,727,797
152 NewMarket Corp 49,306
1,562 Olin Corp 81,661
1,353 RPM International Inc 110,188
1,069 Sensient Technologies Corp 89,743
4,312 Sherwin-Williams Co 1,076,362
1,434 Valvoline Inc 45,257
Total Chemicals 5,488,539
Commercial Services & Supplies - 0.2%
903 Casella Waste Systems Inc, Class A (2) 79,148
638 Clean Harbors Inc (2) 71,227
8,663 CoreCivic Inc (2) 96,766
2,741 GEO Group Inc (2) 18,118
409 MSA Safety Inc 54,274
1,037 Stericycle Inc (2) 61,100
383 Tetra Tech Inc 63,172
258 UniFirst Corp/MA 47,544
Total Commercial Services & Supplies 491,349
Communications Equipment - 1.2%
1,059 Ciena Corp (2) 64,207
51,860 Cisco Systems Inc 2,891,714
2,967 Motorola Solutions Inc 718,607
4,298 Viavi Solutions Inc (2) 69,112
Total Communications Equipment 3,743,640
Construction & Engineering - 0.1%
740 EMCOR Group Inc 83,346
1,196 KBR Inc 65,457
595 MasTec Inc (2) 51,825
3,092 MDU Resources Group Inc 82,402
275 Valmont Industries Inc 65,615
Total Construction & Engineering 348,645
Construction Materials - 0.0%
546 Eagle Materials Inc 70,085
Consumer Finance - 0.5%
1,842 Ally Financial Inc 80,090
7,538 American Express Co 1,409,606
Total Consumer Finance 1,489,696

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Containers & Packaging - 0.4%
1,196 AptarGroup Inc $ 140,530
8,328 Ardagh Metal Packaging SA (2) 67,707
3,220 Avery Dennison Corp 560,183
860 Berry Global Group Inc (2) 49,846
1,261 Crown Holdings Inc 157,738
4,826 Graphic Packaging Holding Co 96,713
2,023 Silgan Holdings Inc 93,523
2,568 Sonoco Products Co 160,654
Total Containers & Packaging 1,326,894
Diversified Financial Services - 2.1%
1,611 Apollo Global Management Inc 99,866
17,656 Berkshire Hathaway Inc, Class B (2) 6,230,979
3,318 Equitable Holdings Inc 102,559
1,609 Voya Financial Inc 106,757
Total Diversified Financial Services 6,540,161
Diversified Telecommunication Services - 1.4%
80,112 AT&T Inc 1,893,047
45,978 Verizon Communications Inc 2,342,119
Total Diversified Telecommunication Services 4,235,166
Electric Utilities - 1.1%
3,632 ALLETE Inc 243,271
2,505 Avangrid Inc 117,084
13,297 Duke Energy Corp 1,484,743
4,531 Hawaiian Electric Industries Inc 191,707
3,171 IDACORP Inc 365,807
1,433 MGE Energy Inc 114,339
4,414 OGE Energy Corp 180,003
1,751 Otter Tail Corp 109,437
5,647 PNM Resources Inc 269,192
7,150 Portland General Electric Co 394,323
Total Electric Utilities 3,469,906
Electrical Equipment - 0.9%
5,829 Eaton Corp PLC 884,609
8,927 Emerson Electric Co 875,292
744 Hubbell Inc 136,725
4,452 nVent Electric PLC 154,841
537 Regal Rexnord Corp 79,895
2,492 Rockwell Automation Inc 697,835
1,678 Sensata Technologies Holding PLC (2) 85,326
Total Electrical Equipment 2,914,523
Electronic Equipment, Instruments & Components - 0.4%
1,177 Arrow Electronics Inc (2) 139,628
1,858 Avnet Inc 75,416
914 Cognex Corp 70,515
18,044 Corning Inc 666,004
1,351 Jabil Inc 83,397
422 Littelfuse Inc 105,251
1,557 National Instruments Corp 63,199
486 TD SYNNEX Corp 50,160
Total Electronic Equipment, Instruments & Components 1,253,570

Shares Description (1) Value
Energy Equipment & Services - 0.2%
1,887 ChampionX Corp (2) $ 46,194
1,072 Dril-Quip Inc (2) 40,039
1,243 Helmerich & Payne Inc 53,176
12,922 NOV Inc 253,400
4,365 Patterson-UTI Energy Inc 67,570
2,888 Technip Energies NV, Sponsored ADR (2) 34,974
8,230 TechnipFMC PLC (2) 63,782
16,647 Transocean Ltd (2) 76,077
Total Energy Equipment & Services 635,212
Entertainment - 1.5%
1,257 AMC Entertainment Holdings Inc, Class A (2) 30,973
4,361 Electronic Arts Inc 551,710
1,168 Liberty Media Corp-Liberty Formula One, Class C (2) 81,573
4,304 Netflix Inc (2) 1,612,235
16,984 Walt Disney Co (2) 2,329,525
Total Entertainment 4,606,016
Equity Real Estate Investment Trusts (REITs) - 3.1%
7,301 Acadia Realty Trust 158,213
1,995 Agree Realty Corp 132,388
4,624 American Homes 4 Rent, Class A 185,099
4,541 American Tower Corp 1,140,790
1,674 Apartment Income REIT Corp 89,492
5,269 Apple Hospitality REIT Inc 94,684
4,774 Brandywine Realty Trust 67,504
4,722 Brixmor Property Group Inc 121,875
3,021 Broadstone Net Lease Inc 65,797
1,563 Camden Property Trust 259,771
3,338 Corporate Office Properties Trust 95,267
2,572 Cousins Properties Inc 103,626
4,593 Crown Castle International Corp 847,868
601 EastGroup Properties Inc 122,171
14,750 Empire State Realty Trust Inc, Class A 144,845
947 Equinix Inc 702,314
2,548 Equity Commonwealth 71,879
2,806 Equity LifeStyle Properties Inc 214,603
2,766 First Industrial Realty Trust Inc 171,243
1,529 Gaming and Leisure Properties Inc 71,756
2,811 Healthcare Realty Trust Inc 77,246
3,146 Healthcare Trust of America Inc, Class A 98,596
2,487 Highwoods Properties Inc 113,755
1,750 Hudson Pacific Properties Inc 48,562
144 Innovative Industrial Properties Inc 29,578
5,001 Invitation Homes Inc 200,940
2,704 JBG SMITH Properties 79,011
1,482 Kilroy Realty Corp 113,254
561 Lamar Advertising Co, Class A 65,177
2,182 Life Storage Inc 306,418
4,548 LXP Industrial Trust 71,404
2,787 Macerich Co 43,589
3,371 National Retail Properties Inc 151,493
1,038 National Storage Affiliates Trust 65,145
1,904 Omega Healthcare Investors Inc 59,329
27,284 Paramount Group Inc 297,668
6,410 Park Hotels & Resorts Inc 125,187
7,431 Pebblebrook Hotel Trust 181,911
7,410 Physicians Realty Trust 129,971
5,697 Piedmont Office Realty Trust Inc, Class A 98,102
694 PS Business Parks Inc 116,648
7,659 Retail Opportunity Investments Corp 148,508

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) (continued)
2,204 Rexford Industrial Realty Inc $ 164,396
3,073 RLJ Lodging Trust 43,268
8,449 Sabra Health Care REIT Inc 125,806
1,070 Seritage Growth Properties (2) 13,546
2,605 Service Properties Trust 23,002
4,261 SITE Centers Corp 71,201
3,186 SL Green Realty Corp 258,639
2,225 Spirit Realty Capital Inc 102,394
2,613 STAG Industrial Inc 108,048
2,447 STORE Capital Corp 71,526
4,169 Summit Hotel Properties Inc (2) 41,523
1,134 Sun Communities Inc 198,779
1,471 Terreno Realty Corp 108,928
4,316 Ventas Inc 266,556
5,572 Veris Residential Inc (2) 96,897
3,426 VICI Properties Inc 97,504
2,890 WP Carey Inc 233,628
2,214 Xenia Hotels & Resorts Inc (2) 42,708
Total Equity Real Estate Investment Trusts (REITs) 9,551,026
Food & Staples Retailing - 0.8%
362 Casey's General Stores Inc 71,737
15,426 Walmart Inc 2,297,240
Total Food & Staples Retailing 2,368,977
Food Products - 0.5%
12,387 Archer-Daniels-Midland Co 1,118,051
884 Bunge Ltd (2) 97,956
3,774 Flowers Foods Inc 97,029
2,671 Hostess Brands Inc (2) 58,602
907 Ingredion Inc 79,045
545 J & J Snack Foods Corp 84,529
427 Lancaster Colony Corp 63,687
880 Post Holdings Inc (2) 60,949
Total Food Products 1,659,848
Gas Utilities - 0.3%
876 Chesapeake Utilities Corp 120,678
1,299 National Fuel Gas Co 89,241
2,125 New Jersey Resources Corp 97,453
1,701 ONE Gas Inc 150,096
860 Southwest Gas Holdings Inc 67,329
2,325 Spire Inc 166,842
3,872 UGI Corp 140,244
Total Gas Utilities 831,883
Health Care Equipment & Supplies - 2.3%
19,910 Abbott Laboratories 2,356,548
25,472 Boston Scientific Corp (2) 1,128,155
821 Globus Medical Inc, Class A (2) 60,573
216 Insulet Corp (2) 57,540
1,151 Integra LifeSciences Holdings Corp (2) 73,963
4,778 Intuitive Surgical Inc (2) 1,441,427
285 Masimo Corp (2) 41,479
17,840 Medtronic PLC 1,979,348
Total Health Care Equipment & Supplies 7,139,033

Shares Description (1) Value
Health Care Providers & Services - 3.6%
699 Acadia Healthcare Co Inc (2) $ 45,805
4,100 Anthem Inc 2,014,002
149 Chemed Corp 75,476
13,155 CVS Health Corp 1,331,418
989 Encompass Health Corp 70,328
2,553 Humana Inc 1,110,989
1,646 Laboratory Corp of America Holdings (2) 433,984
1,600 McKesson Corp 489,808
321 Molina Healthcare Inc (2) 107,082
1,213 Tenet Healthcare Corp (2) 104,270
10,938 UnitedHealth Group Inc 5,578,052
Total Health Care Providers & Services 11,361,214
Health Care Technology - 0.1%
2,831 Change Healthcare Inc (2) 61,716
352 Omnicell Inc (2) 45,580
465 Veeva Systems Inc, Class A (2) 98,794
Total Health Care Technology 206,090
Hotels, Restaurants & Leisure - 2.0%
344 Airbnb Inc (2) 59,085
1,826 Aramark 68,658
481 Booking Holdings Inc (2) 1,129,604
2,044 Caesars Entertainment Inc (2) 158,124
714 Choice Hotels International Inc 101,217
278 Churchill Downs Inc 61,655
1,128 Hilton Grand Vacations Inc (2) 58,667
980 Hyatt Hotels Corp (2) 93,541
10,125 McDonald's Corp 2,503,710
1,730 Penn National Gaming Inc (2) 73,387
2,213 Royal Caribbean Cruises Ltd (2) 185,405
15,767 Starbucks Corp 1,434,324
173 Vail Resorts Inc 45,027
2,415 Wendy's Co 53,057
955 Wyndham Hotels & Resorts Inc 80,879
1,140 Yum China Holdings Inc 47,356
Total Hotels, Restaurants & Leisure 6,153,696
Household Durables - 0.2%
5,382 KB Home 174,269
1,448 Leggett & Platt Inc 50,390
491 Meritage Homes Corp (2) 38,902
2,220 Taylor Morrison Home Corp (2) 60,428
4,004 Tempur Sealy International Inc 111,792
1,454 Toll Brothers Inc 68,367
219 TopBuild Corp (2) 39,725
Total Household Durables 543,873
Household Products - 1.9%
13,283 Colgate-Palmolive Co 1,007,250
8,653 Kimberly-Clark Corp 1,065,703
24,802 Procter & Gamble Co 3,789,746
1,619 Reynolds Consumer Products Inc 47,501
Total Household Products 5,910,200
Independent Power And Renewable Electricity Prod - 0.1%
8,660 Vistra Corp 201,345

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Independent Power and Renewable Electricity Producers - 0.0%
617 Sunnova Energy International Inc (2) $ 14,228
Industrial Conglomerates - 1.1%
9,198 3M Co 1,369,398
11,326 Honeywell International Inc 2,203,813
Total Industrial Conglomerates 3,573,211
Insurance - 1.8%
226 Alleghany Corp (2) 191,422
683 American Financial Group Inc/OH 99,458
3,629 Arch Capital Group Ltd (2) 175,716
5,688 Arthur J Gallagher & Co 993,125
1,126 Axis Capital Holdings Ltd 68,089
2,869 CNA Financial Corp 139,491
3,671 CNO Financial Group Inc 92,105
774 First American Financial Corp 50,171
863 Hanover Insurance Group Inc 129,036
134 Markel Corp (2) 197,682
8,946 Marsh & McLennan Cos Inc 1,524,577
6,140 Old Republic International Corp 158,842
548 Primerica Inc 74,977
1,511 Reinsurance Group of America Inc 165,394
503 RenaissanceRe Holdings Ltd 79,731
654 RLI Corp 72,352
1,002 Selective Insurance Group Inc 89,539
6,781 Travelers Cos Inc 1,239,092
3,092 Unum Group 97,429
Total Insurance 5,638,228
Interactive Media & Services - 6.1%
2,629 Alphabet Inc, Class C (2) 7,342,771
2,553 Alphabet Inc, Class A (2) 7,100,787
21,101 Meta Platforms Inc, Class A (2) 4,692,018
Total Interactive Media & Services 19,135,576
Internet & Direct Marketing Retail - 4.2%
3,858 Amazon.com Inc (2) 12,576,887
9,207 eBay Inc 527,193
Total Internet & Direct Marketing Retail 13,104,080
Internet Software & Services - 0.0%
151 Snowflake Inc, Class A (2) 34,599
IT Services - 4.1%
6,194 Accenture PLC, Class A 2,088,803
1,592 Amdocs Ltd 130,878
411 Block Inc (2) 55,732
270 CACI International Inc, Class A (2) 81,340
9,519 Fidelity National Information Services Inc 955,898
789 GoDaddy Inc, Class A (2) 66,039
8,929 Mastercard Inc, Class A 3,191,046
1,008 Maximus Inc 75,550
258 Okta Inc (2) 38,948
11,603 PayPal Holdings Inc (2) 1,341,887
596 Science Applications International Corp 54,933
2,401 VeriSign Inc (2) 534,126
17,979 Visa Inc, Class A 3,987,203
3,260 Western Union Co 61,092
Total IT Services 12,663,475

Shares Description (1) Value
Leisure Products - 0.0%
2,412 Mattel Inc (2) $ 53,570
Life Sciences Tools & Services - 1.4%
3,753 Agilent Technologies Inc 496,635
1,708 Avantor Inc (2) 57,765
869 Bio-Techne Corp 376,312
1,004 Bruker Corp 64,557
1,483 Illumina Inc (2) 518,160
1,171 QIAGEN NV (2) 57,379
4,185 Thermo Fisher Scientific Inc 2,471,870
760 Waters Corp (2) 235,896
Total Life Sciences Tools & Services 4,278,574
Machinery - 2.5%
697 AGCO Corp 101,783
7,025 Caterpillar Inc 1,565,310
1,352 Colfax Corp (2) 53,796
864 Crane Co 93,554
3,551 Cummins Inc 728,346
4,362 Deere & Co 1,812,237
1,802 Donaldson Co Inc 93,578
2,609 Federal Signal Corp 88,054
1,391 Franklin Electric Co Inc 115,509
2,070 Graco Inc 144,320
7,660 Illinois Tool Works Inc 1,604,004
1,649 ITT Inc 124,021
1,020 Lincoln Electric Holdings Inc 140,566
884 Nordson Corp 200,739
833 Oshkosh Corp 83,841
2,194 Snap-on Inc 450,823
1,290 Timken Co 78,303
1,321 Toro Co 112,932
496 Watts Water Technologies Inc, Class A 69,237
Total Machinery 7,660,953
Media - 1.0%
37 Cable One Inc 54,177
52,511 Comcast Corp, Class A 2,458,565
939 Liberty Broadband Corp, Class C (2) 127,066
1,733 Liberty Media Corp-Liberty SiriusXM (2) 79,250
369 Nexstar Media Group Inc 69,549
15,383 Sirius XM Holdings Inc (3) 101,835
7,195 TEGNA Inc 161,168
Total Media 3,051,610
Metals & Mining - 0.5%
18,887 Freeport-McMoRan Inc 939,439
555 Reliance Steel & Aluminum Co 101,759
714 Royal Gold Inc 100,874
2,973 Southern Copper Corp 225,651
2,415 Steel Dynamics Inc 201,484
Total Metals & Mining 1,569,207
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
4,596 AGNC Investment Corp 60,208
10,864 Annaly Capital Management Inc 76,482
2,490 Starwood Property Trust Inc 60,183
Total Mortgage Real Estate Investment Trusts (REITs) 196,873

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Multiline Retail - 0.4%
6,058 Target Corp $ 1,285,629
Multi-Utilities - 0.4%
3,870 Avista Corp 174,731
1,438 Black Hills Corp 110,755
7,261 Consolidated Edison Inc 687,471
2,312 NorthWestern Corp 139,853
Total Multi-Utilities 1,112,810
Oil, Gas & Consumable Fuels - 2.4%
4,761 Antero Midstream Corp 51,752
2,207 Antero Resources Corp (2) 67,380
1,087 Cheniere Energy Inc 150,713
18,598 Chevron Corp 3,028,312
4,084 CNX Resources Corp (2) 84,620
5,980 Comstock Resources Inc (2) 78,039
1,025 Continental Resources Inc 62,863
7,795 Coterra Energy Inc 210,231
6,783 DHT Holdings Inc 39,341
1,982 EQT Corp 68,201
4,475 Equitrans Midstream Corp 37,769
4,410 Frontline Ltd/Bermuda (2) 38,808
5,508 HF Sinclair Corp (2) 219,494
20,994 Marathon Oil Corp 527,159
10,200 Marathon Petroleum Corp 872,100
6,966 Murphy Oil Corp 281,357
4,403 Ovintiv Inc 238,070
5,237 PBF Energy Inc, Class A (2) 127,626
2,566 PDC Energy Inc 186,497
8,289 Phillips 66 716,087
4,093 Range Resources Corp (2) 124,345
192 Renewable Energy Group Inc (2) 11,645
2,100 Scorpio Tankers Inc 44,898
2,040 SM Energy Co 79,458
14,618 Southwestern Energy Co (2) 104,811
2,864 Talos Energy Inc (2) 45,223
Total Oil, Gas & Consumable Fuels 7,496,799
Paper & Forest Products - 0.0%
658 Louisiana-Pacific Corp 40,875
Personal Products - 0.0%
1,115 BellRing Brands Inc (2) 25,734
5,617 Olaplex Holdings Inc (2) 87,794
Total Personal Products 113,528
Pharmaceuticals - 3.9%
7,744 Eli Lilly & Co 2,217,649
1,326 Jazz Pharmaceuticals PLC (2) 206,419
26,212 Johnson & Johnson 4,645,553
26,004 Merck & Co Inc 2,133,628
55,221 Pfizer Inc 2,858,791
1,490 Royalty Pharma PLC 58,050
Total Pharmaceuticals 12,120,090
Professional Services - 0.1%
558 ASGN Inc (2) 65,124
969 Booz Allen Hamilton Holding Corp 85,117
1,040 CoStar Group Inc (2) 69,275

Shares Description (1) Value
Professional Services (continued)
488 Exponent Inc $ 52,728
1,386 TransUnion 143,229
Total Professional Services 415,473
Real Estate Management & Development - 0.1%
588 eXp World Holdings Inc 12,448
538 Howard Hughes Corp (2) 55,742
654 Jones Lang LaSalle Inc (2) 156,607
2,209 Kennedy-Wilson Holdings Inc 53,878
1,786 Realogy Holdings Corp (2) 28,004
Total Real Estate Management & Development 306,679
Road & Rail - 0.9%
121 AMERCO 72,230
979 Knight-Swift Transportation Holdings Inc 49,400
505 Landstar System Inc 76,169
2,429 Schneider National Inc, Class B 61,940
1,498 Uber Technologies Inc (2) 53,449
9,444 Union Pacific Corp 2,580,195
1,807 Werner Enterprises Inc 74,087
Total Road & Rail 2,967,470
Semiconductors & Semiconductor Equipment - 5.2%
13,679 Advanced Micro Devices Inc (2) 1,495,662
8,397 Analog Devices Inc 1,387,016
196 ASML Holding NV 130,914
580 Diodes Inc (2) 50,454
743 Entegris Inc 97,526
1,162 GLOBALFOUNDRIES Inc (2) 72,532
40,583 Intel Corp 2,011,294
741 Lattice Semiconductor Corp (2) 45,164
1,025 Marvell Technology Inc 73,503
9,964 Microchip Technology Inc 748,695
650 MKS INSTRUMENTS INC 97,500
22,301 NVIDIA Corp 6,085,051
973 ON Semiconductor Corp (2) 60,920
11,276 QUALCOMM Inc 1,723,198
644 Semtech Corp (2) 44,655
352 Silicon Laboratories Inc (2) 52,870
11,924 Texas Instruments Inc 2,187,816
Total Semiconductors & Semiconductor Equipment 16,364,770
Software - 8.6%
249 Atlassian Corp PLC, Class A (2) 73,164
2,833 Autodesk Inc (2) 607,254
2,276 Black Knight Inc (2) 131,985
499 Blackline Inc (2) 36,537
5,008 CDK Global Inc 243,789
330 Datadog Inc, Class A (2) 49,985
365 DocuSign Inc (2) 39,099
2,055 Dropbox Inc, Class A (2) 47,779
866 Dynatrace Inc (2) 40,789
135 Fair Isaac Corp (2) 62,972
721 Guidewire Software Inc (2) 68,221
79 HubSpot Inc (2) 37,520
66,073 Microsoft Corp (4) 20,370,967
55 MicroStrategy Inc, Class A (2) 26,748
16,855 Oracle Corp 1,394,414
180 Palo Alto Networks Inc (2) 112,052
592 Pegasystems Inc 47,745

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

SPXX
Shares Description (1) Value
Software (continued)
454 Rapid7 Inc (2) $ 50,503
8,882 salesforce.com Inc (2) 1,885,826
1,962 ServiceNow Inc (2) 1,092,618
558 Splunk Inc (2) 82,924
1,934 SS&C Technologies Holdings Inc 145,089
1,105 Verint Systems Inc (2) 57,128
474 Workday Inc, Class A (2) 113,504
219 Zscaler Inc (2) 52,840
Total Software 26,871,452
Specialty Retail - 2.2%
3,818 Best Buy Co Inc 347,056
291 Burlington Stores Inc (2) 53,012
113 Dick's Sporting Goods Inc 11,302
280 Five Below Inc (2) 44,344
517 Floor & Decor Holdings Inc, Class A (2) 41,877
11,249 Home Depot Inc 3,367,163
8,430 Lowe's Cos Inc 1,704,462
542 Penske Automotive Group Inc 50,796
19,493 TJX Cos Inc 1,180,886
2,594 Urban Outfitters Inc (2) 65,135
Total Specialty Retail 6,866,033
Technology Hardware, Storage & Peripherals - 7.5%
134,273 Apple Inc (4) 23,445,410
1,850 Dell Technologies Inc, Class C (2) 92,851
Total Technology Hardware, Storage & Peripherals 23,538,261
Textiles, Apparel & Luxury Goods - 0.6%
896 Columbia Sportswear Co 81,115
154 Deckers Outdoor Corp (2) 42,160
1,936 Kontoor Brands Inc 80,054
12,444 NIKE Inc, Class B 1,674,465
1,536 Skechers USA Inc, Class A (2) 62,607
Total Textiles, Apparel & Luxury Goods 1,940,401
Thrifts & Mortgage Finance - 0.1%
2,768 MGIC Investment Corp 37,506
10,698 New York Community Bancorp Inc 114,683
440 PennyMac Financial Services Inc 23,408
1,111 Radian Group Inc 24,675
3,026 TFS Financial Corp 50,232
Total Thrifts & Mortgage Finance 250,504
Tobacco - 0.8%
20,615 Altria Group Inc 1,077,134
16,845 Philip Morris International Inc 1,582,419
Total Tobacco 2,659,553
Trading Companies & Distributors - 0.3%
635 Applied Industrial Technologies Inc 65,189
911 MSC Industrial Direct Co Inc, Class A 77,626
271 SiteOne Landscape Supply Inc (2) 43,818
394 Watsco Inc 120,028
1,505 WW Grainger Inc 776,264
Total Trading Companies & Distributors 1,082,925

Investments in Derivatives
Shares Description (1) Value
Water Utilities - 0.1%
1,309 American States Water Co $ 116,527
1,428 California Water Service Group 84,652
3,897 Essential Utilities Inc 199,254
Total Water Utilities 400,433
Wireless Telecommunication Services - 0.0%
1,094 United States Cellular Corp (2) 33,072
Total Common Stocks (cost $119,537,887) 311,409,896
Shares Description (1) Value
EXCHANGE-TRADED FUNDS - 1.8%
24,000 Vanguard Total Stock Market ETF 5,464,079
Total Exchange-Traded Funds (cost $4,807,827) 5,464,079
Total Long-Term Investments (cost $124,345,714) 316,873,975
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    0.0%
MONEY MARKET FUNDS - 0.0%
106,972 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
0.290%(6) $ 106,972
Total Investments Purchased with Collateral from Securities Lending (cost $106,972) 106,972
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
REPURCHASE AGREEMENTS - 1.7%
$ 5,288 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/22, repurchase price
$5,287,593, collateralized by $4,596,100, U.S. Treasury
Inflation Index Note, 0.25%, due 7/15/29, value
$5,393,451
0.000% 4/01/22 $ 5,287,593
Total Short-Term Investments (cost $5,287,593) 5,287,593
Total Investments (cost $129,740,279 ) - 103.4% 322,268,540
Other Assets Less Liabilities - (3.4)% (7) (10,696,584)
Net Assets Applicable to Common Shares - 100% $ 311,571,956
Options Purchased
Description(8) Type
Number of
Contracts
Notional
Amount (9)
Exercise
Price Expiration Date Value
Cboe Volatility Index Call 150 $ 450,000 $ 30 4/20/22 $ 16,875
Total Options Purchased (premiums paid $13,732) 150 $450,000 $16,875
Options Written
Description(8) Type
Number of
Contracts
Notional
Amount (9)
Exercise
Price Expiration Date Value
Russell 2000® Index Call (22) $ (4,620,000) $ 2,100 4/14/22 $ (52,580)
S&P 500® Index Call (300) (132,450,000) 4,415 4/14/22 (4,572,000)
S&P 500® Index Call (50) (22,100,000) 4,420 4/14/22 (741,750)
S&P 500® Index Call (25) (11,250,000) 4,500 4/14/22 (218,125)
S&P 500® Index Call (25) (11,500,000) 4,600 4/14/22 (76,750)
S&P 500® Index Call (25) (11,750,000) 4,700 4/14/22 (14,375)
Total Options Written (premiums received $3,573,658) (447) $(193,670,000) $(5,675,580)

Nuveen S&P 500 Dynamic Overwrite Fund
(continued)
Portfolio of Investments
March 31, 2022
(Unaudited)

SPXX
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 311,409,896 $ – $ – $ 311,409,896
Exchange-Traded Funds 5,464,079 – – 5,464,079
Investments Purchased with Collateral from
Securities Lending: 106,972 – – 106,972
Short-Term Investments:
Repurchase Agreements – 5,287,593 – 5,287,593
Investments in Derivatives:
Options Purchased 16,875 – – 16,875
Options Written (5,675,580) – – (5,675,580)
Total
$ 311,322,242 $ 5,287,593 $ – $ 316,609,835
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $100,816.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(8) Exchange-traded, unless otherwise noted.
(9) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor’s